Subsequent Event (Detail Textuals 2) - Subsequent Event - Grapevine Logic, Inc - USD ($)	1 Months Ended
	Jul. 22, 2018	Jul. 18, 2018
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross	$ 2,400,000
First portion of purchase price to first separate entity to be held in escrow pending closing	240,000
Second portion of purchase price to second separate entity to be held in escrow pending closing	2,160,000
Liquidated damages paid to selling stockholders if merger do not close due to breach of contract	240,000
Escrow deposits	$ 530,000
Bruno Wu
Subsequent Event [Line Items]
Percentage of non voting stock by equity holder		34.50%